UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21227
Investment Company Act File Number
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 185.8%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 12.3%
$850	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$632,986
350	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	252,214
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,152,075
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	744,990
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	616,761

		$3,399,026

Insured-Electric Utilities — 6.1%
$2,235	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (MBIA), 4.75%, 2/15/27	$1,704,925

		$1,704,925

Insured-Escrowed/Prerefunded — 5.9%
$270	Southcentral General Authority, (Wellspan Health), (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	$275,241
1,230	Southcentral General Authority, (Wellspan Health), (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,349,248

		$1,624,489

Insured-General Obligations — 31.5%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,557,831
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	910,460
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	261,910
1,000	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	890,630
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,265,364
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,047,975
1,500	Reading School District, (FSA), 5.00%, 3/1/35	1,365,570
1,000	Scranton School District, (FSA), 5.00%, 7/15/38	904,470
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	519,996

		$8,724,206

Insured-Hospital — 7.4%
$1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	$1,292,476
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	764,140

		$2,056,616

Insured-Lease Revenue/Certificates of Participation — 4.1%
$1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,125,685

		$1,125,685

Insured-Private Education — 15.4%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$898,990
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	1,468,556

Principal Amount
(000’s omitted)	Security	Value

$1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	$1,434,011
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	465,380

		$4,266,937

Insured-Public Education — 18.1%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$474,405
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,155,896
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	729,020
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	484,000
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	352,376
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	806,426

		$5,002,123

Insured-Sewer Revenue — 19.7%
$1,500	Allegheny County Sanitation Authority, (BHAC), (MBIA), 5.00%, 12/1/22(2)	$1,527,675
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	779,460
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	627,533
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	548,106
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	759,595
1,500	University Area Joint Authority, (MBIA), 5.00%, 11/1/26	1,225,305

		$5,467,674

Insured-Special Tax Revenue — 18.4%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$3,591,926
24,665	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	906,192
1,775	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	152,384
3,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	280,861
2,220	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	164,102

		$5,095,465

Insured-Transportation — 23.2%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$1,741,280
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	833,160
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	2,115,359
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,732,143

		$6,421,942

Insured-Utilities — 8.1%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,253,720

		$2,253,720

Insured-Water and Sewer — 0.5%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$132,831

		$132,831

Insured-Water Revenue — 4.2%
$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,155,227

		$1,155,227

Principal Amount
(000’s omitted)	Security	Value

Private Education — 9.7%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,676,270

		$2,676,270

Senior Living/Life Care — 1.2%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$142,886
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	195,620

		$338,506

Total Tax-Exempt Investments — 185.8%
(identified cost $61,976,217)		$51,445,642

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (78.5)%		$(21,725,000)

Other Assets, Less Liabilities — (7.3)%		$(2,030,062)

Net Assets Applicable to Common Shares — 100.0%		$27,690,580

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 87.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 27.1% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	105 U.S. Treasury Bond	Short	$(13,082,792)	$(14,494,922)	$(1,412,130)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JPMorgan Chase Co.	$725,000	4.743%	USD-LIBOR-BBA	September 14, 2039	$(273,662)
			3-month	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	1,050,000	4.691	USD-LIBOR-BBA	June 11, 2039	(394,017)

$(667,679)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,619,933

Gross unrealized appreciation	$188,966
Gross unrealized depreciation	(10,223,256)

Net unrealized depreciation	$(10,034,290)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(1,412,130)
Level 2	Other Significant Observable Inputs	51,445,642	(667,679)
Level 3	Significant Unobservable Inputs	—	—

Total		$51,445,642	$(2,079,809)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009